S000094834 [Member] Expense Example - Man Active Income ETF - Man Active Income ETF	Sep. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271